Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Furniture and fittings [Member]
StatementsLineItems [Line Items]
Estimated useful lives for the current and comparative years	3 years
Motor vehicles [Member]
StatementsLineItems [Line Items]
Estimated useful lives for the current and comparative years	5 years
Office equipment [Member]
StatementsLineItems [Line Items]
Estimated useful lives for the current and comparative years	3 years
Leasehold improvements [Member]
StatementsLineItems [Line Items]
Estimated useful lives for the current and comparative years	3 years
Computers and software [Member]
StatementsLineItems [Line Items]
Estimated useful lives for the current and comparative years	3 years
Building [Member]
StatementsLineItems [Line Items]
Estimated useful lives for the current and comparative years	28 years